PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment, Net (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment	$ 320,863	$ 334,903
Net carring value
Property, plant and equipment
Property, plant and equipment	324,279	338,044
PP&E | Gross value
Property, plant and equipment
Property, plant and equipment	520,339	487,357	$ 421,057
PP&E | Allowance for obsolescence of inventories
Property, plant and equipment
Property, plant and equipment	(812)	(1,092)	(697)
PP&E | Net carring value
Property, plant and equipment
Property, plant and equipment	324,279	338,044
Other | Gross value
Property, plant and equipment
Property, plant and equipment	2,046	1,658	1,808
Other | Net carring value
Property, plant and equipment
Property, plant and equipment	929	789
Materials | Gross value
Property, plant and equipment
Property, plant and equipment	26,892	28,851	$ 26,375
Materials | Allowance for obsolescence of inventories
Property, plant and equipment
Property, plant and equipment	(2,604)	(2,049)
Materials | Net carring value
Property, plant and equipment
Property, plant and equipment	$ 26,892	$ 28,851